Derivative Financial Instruments - Summary Of Portfolio of Financial Instruments Composed of Debt Instruments and DFI (Detail) $ in Thousands	Dec. 31, 2021 MXN ($)
LIBOR 1M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 3,212,394	[1]
DFI Notional Amount	2,500,000	[1]
LIBOR 3M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	510,390	[1]
DFI Notional Amount	156,250	[1]
LIBOR 6M USD [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	823,658	[1]
DFI Notional Amount	243,750	[1]
EURIBOR 3M EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	650,000	[1]
TIIE 28D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	6,114,905	[2]
DFI Notional Amount	30,513,214	[2]
TIIE 91D MXN [Member]
Disclosure of detailed information about financial instruments [line items]
Debt Notional Amount	$ 24,756,098	[2]

[1]	* Note: Notional amounts with maturity after December 31, 2021, for Euros and after June 30, 2023, for U.S. dollars.
[2]	* Note: Notional amounts with maturity after December 31, 2021.